Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2018	2019
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	64,441	73,418
Beijing Autobot Venture Capital L.P. (ii)	57,392	21,873
Hangzhou Aqua Ventures Investment Management L.P. (iii)	105,289	106,704
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iv)	20,586	27,465
Others ( viii )	21,632	22,320
Equity securities without readily determinable fair values
Hunan Qindao Cultural Spread Ltd. (v)	30,000	30,000
Hangzhou Faceunity Technology Limited (vi)	70,000	70,000
Haining Yijiayi Culture Co., Ltd . (vii)	25,000	25,000
Others ( vii i )	53,125	119,125

	447,465	495,905

The Group performed impairment analysis for equity method investments, equity securities without readily determinable fair values periodically. Impairment loss es
of RMB30,085, RMB43,200 and RMB15,711 w
ere
 recorded for long-term investments during the years ended December 31, 2017, 2018 and 2019, respectively.
(i)	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000, which had been paid as of December 31, 2017. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 201
8
and 201
9
. The Group recognized its share of partnership profit in Jingwei of RMB11,677, RMB16,168 and RMB8,977 during the year ended December 31, 2017, 2018 and 2019, respectively.

(ii)	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. (“Autobot”). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for RMB30,000. Autobot had further rounds of financing, of which the Group subscribed for RMB10,000. Due to Autobot’s further round of financing, the Group’s partnership interest was diluted to 26.7% as of December 31, 2017 and 2018. The committed subscription and further round of financing subscription amount, RMB40,000, was paid as of December 31, 2016. The Group recognized its share of partnership profit in Autobot of RMB8,392
and
RMB2,230
during the year
s
ended December 31, 2017 and 2018, respectively. The Group recognized its share of partnership loss in Autobot of RMB35,520 during the year ended December 31, 2019.

(iii)	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership profit in Aqua of RMB20,709, RMB20,797 and RMB1,415 during the years ended December 31, 2017, 2018 and 2019, respectively.

(iv)	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000, of which RMB21,000 had been paid as of December 31, 201
9
. The Group recognized its share of partnership profit in Tianfu of RMB nil

and
RMB8,586
during the years ended December 31, 2017 and 2018, respectively. The Group recognized its share of partnership loss in
T
ianfu
 of RMB2,121 during the year ended December 31, 2019.

(v)
On June 8, 2016, the Group entered into a share purchase agreement to acquire 16.0%
equity
of Hunan Qindao Cultural Spread Ltd. (“Qindao”) for a total consideration of RMB30,000, which was fully paid off as of December 31, 2017.
As the investment was neither a debt security nor an in-substance common stock, it was accounted as an equity securities without readily determinable fair values and measured at fair value using the measurement alternative.

(vi)	On January 17, 2018, the Group entered into a preferred share subscription agreement to acquire 10% equity of Hangzhou Faceunity Technology Limited (“Faceunity”) for a total consideration of RMB70,000, which had been paid as of December 31, 2018. As the investment was neither a debt security nor an in-substance
common stock, it was accounted as an equity securities without readily determinable fair values and measured at fair value using the measurement alternative.

(vii)	On August 2, 2018, the Group invested in Haining Yijiayi Culture Co., Ltd (“Yijiayi”) and acquired 5% equity for a total consideration of RMB25,000, which had been paid as of December 31, 201
9
. As the investment was neither a debt security nor an
in-substance
common stock, it was accounted as an equity securities without readily determinable fair values and measured at fair value using the measurement alternative.

(viii)	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.